Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000009596
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Balanced Fund
Account Value	$ 24,539	$ 22,192	$ 18,369	$ 16,324	$ 19,176	$ 15,161	$ 13,547	$ 12,546	$ 11,422	$ 10,147	$ 10,000
C000009600
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class I
Account Value	$ 29,831	26,400	22,240	19,381	20,901	15,131	14,348	13,239	11,996	10,394	10,000
C000033658
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class S
Account Value	$ 29,091	25,819	21,807	19,050	20,596	14,939	14,201	13,135	11,935	10,368	10,000
C000069003
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class I
Account Value	$ 25,466	22,417	18,664	16,027	18,071	13,425	12,795	11,719	11,007	9,833	10,000
C000071096
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class S
Account Value	$ 24,826	21,912	18,283	15,744	17,805	13,256	12,672	11,628	10,956	9,811	10,000
C000170242
Account Value [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class I
Account Value	$ 27,095	23,424	19,215	15,806	19,036	14,425	13,548	12,509	11,313	10,000
C000170243
Account Value [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class S
Account Value	$ 26,482	22,943	18,865	15,556	18,797	14,283	13,446	12,449	11,279	10,000
C000153295
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class I
Account Value	$ 22,239	20,215	17,677	15,212	18,176	12,270	12,656	12,724	11,782	10,171	10,000
C000153296
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class S
Account Value	$ 21,667	19,742	17,315	14,939	17,887	12,107	12,521	12,622	11,715	10,146	10,000
C000009598
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Growth Fund
Account Value	$ 19,329	18,478	16,523	14,120	18,971	12,677	11,996	11,269	10,001	8,400	10,000
C000009595
Account Value [Line Items]
Line Graph and Table Measure Name	Sit International Growth Fund
Account Value	$ 17,694	15,083	13,875	11,731	15,317	11,415	11,145	10,762	10,342	9,181	10,000
C000009597
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Developing Markets Growth Fund
Account Value	$ 16,114	13,445	12,389	11,641	15,772	11,967	11,710	12,253	10,660	8,558	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	35,937	31,205	25,053	20,948	23,436	16,646	15,483	14,023	12,260	10,399	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	35,937	31,205	25,053	20,948	23,436	16,646	15,483	14,023	12,260	10,399	10,000
MSCI World Index
Account Value [Line Items]
Account Value	27,533	23,683	19,704	16,626	19,409	13,959	13,573	12,765	11,491	9,722	10,000
MSCI World Index
Account Value [Line Items]
Account Value	27,533	23,683	19,704	16,626	19,409	13,959	13,573	12,765	11,491	9,722	10,000
MSCI World Index
Account Value [Line Items]
Account Value	28,320	24,360	20,267	17,102	19,964	14,358	13,961	13,130	11,820	10,000
MSCI World Index
Account Value [Line Items]
Account Value	28,320	24,360	20,267	17,102	19,964	14,358	13,961	13,130	11,820	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	18,788	15,959	14,308	12,047	14,650	11,069	11,668	11,544	10,804	8,984	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Account Value	12,577	11,173	10,177	10,292	14,139	10,235	10,850	11,000	10,397	8,579	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	35,937	31,205	25,053	20,948	23,436	16,646	15,483	14,023	12,260	10,399	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	19,898	18,479	16,790	14,951	19,987	12,335	13,211	13,663	11,621	9,327	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	19,898	18,479	16,790	14,951	19,987	12,335	13,211	13,663	11,621	9,327	10,000
Russell 2000® Growth Index
Account Value [Line Items]
Account Value	$ 19,926	$ 18,159	$ 16,639	$ 14,038	$ 21,087	$ 13,932	$ 13,464	$ 13,530	$ 11,103	$ 8,925	$ 10,000